INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                               December 31, 2000
                                   (Audited)

This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

Investors Life Insurance
Company of North America
Administrative Offices:  Austin, TX

                       Report of Independent Accountants


To the Contract Owners of Investors Life Insurance Company of North America Separate Account I and the Board of Directors of Investors Life Insurance Company of North America


In our opinion, the accompanying combined balance sheet and related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account I (the "Separate Account") at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 19, 2001

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                             COMBINED BALANCE SHEET
                               December 31, 2000
                                   (Audited)


ASSETS


Investments at Market Value (Notes 1 and 2):
Portfolios of Putnam Capital Manager Trust:

Putnam Variable Trust Money Market
   1,142,295 qualified shares             (Cost $1,142,295)      $   1,142,295
   1,832,450 non-qualified shares         (Cost $1,832,450)          1,832,450

Putnam Variable Trust Income (formerly U.S. Government
and High Quality Bond)
   131,466 qualified shares               (Cost $1,897,391)          1,657,787
   391,918 non-qualified shares           (Cost $5,253,957)          4,942,082

Putnam Variable Trust Growth and Income
   568,200 qualified shares               (Cost$14,366,055)         14,687,956
   91,964 shares owned by Investors Life
                                          (Cost $2,325,169)          2,377,270
   258,811 non-qualified shares           (Cost $6,347,990)          6,690,262
  92,203 shares owned by Investors Life
                                          (Cost $2,261,512)          2,383,450

Putnam Variable Trust Voyager
   15,236 qualified shares                (Cost   $537,553)            743,836
   50,754 shares owned by Investors Life
                                          (Cost $1,790,666)          2,477,817
   19,178 non-qualified shares            (Cost   $676,455)            936,291
   50,694 shares owned by Investors Life
                                          (Cost $1,788,058)          2,474,878

Total Assets                                                     $  42,346,374

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 6):

Putnam Variable Trust Money Market
   470,961 qualified accumulation        ($2.4254570 Per Unit)   $   1,142,295
           units outstanding
   760,957 non-qualified                 ($2.4080840 Per Unit)       1,832,450
           accumulation units outstanding

Putnam Variable Trust Income (formerly U.S. Government and High Quality Bond)
   440,487 qualified accumulation        ($3.7635330 Per Unit)       1,657,787
           units outstanding
   1,328,230 non-qualified               ($3.7208030 Per Unit)       4,942,082
             accumulation units outstanding

Putnam Variable Trust Growth and Income
   1,578,464 qualified accumulation      ($9.3052210 Per Unit)      14,687,956
             units outstanding
   255,477 Investors Life equity         ($9.3052210 Per Unit)       2,377,270
   837,694 non-qualified                 ($7.9865230 Per Unit)       6,690,262
           accumulation units outstanding
   298,434 Investors Life equity         ($7.9865230 Per Unit)       2,383,450

Putnam Variable Trust Voyager
   150,099 qualified accumulation        ($4.9556340 Per Unit)         743,836
           units outstanding
   500,000 Investors Life equity         ($4.9556340 Per Unit)       2,477,817
   189,159 non-qualified                 ($4.9497560 Per Unit)         936,291
           accumulation units outstanding
   500,000 Investors Life equity         ($4.9497560 Per Unit)       2,474,878

Contract Owners' Equity                                          $  42,346,374



The accompanying notes are an integral part of these financial statements

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2000
                                   (Audited)


                                         Putnam                      Putnam
                                      Variable Trust                Variable
                                         Money                        Money
                                         Market                      Market
                                       Qualified                   Non-Qualified

Investment Income:
       Dividends                      $   67,881                   $  114,750

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)          13,750                       23,322

Investment income - net                   54,131                       91,428


Net Realized and Unrealized
 Gain (Loss) on Investments:
Net realized capital gain distributions        0                            0

Net realized gain (loss) on investments:
Proceeds from sale of shares             219,502                      374,362
Cost of shares sold                      219,502                      374,362

Net realized gain (loss) on investments        0                            0

Net unrealized gain (loss) on investments      0                            0

Net realized and unrealized gain (loss)
 on investments                                0                            0

Net Increase (Decrease) in Net Assets
 from Investment Operations           $   54,131                   $   91,428



The accompanying notes are an integral part of these financial statements


                                      Putnam Variable           Putnam Variable
                                       Trust Income                Trust Income
                                      Fund (formerly            Fund (formerly
                                      U.S. Gov. and               U.S. Gov. and
                                      High Quality Bond)      High Quality Bond)
                                        Qualified                Non-Qualified

Investment Income:
Dividends                             $  128,302                   $  365,748

Expenses:
Mortality risk and expense fees
 guarantees(Notes 1 and 3)                21,931                       61,013

Investment income - net                  106,371                      304,735

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital gain distributions        0                            0

Net realized gain (loss) on investments:
Proceeds from sale of shares             431,889                      961,155
Cost of shares sold                      425,004                      961,868

Net realized gain (loss) on investments    6,885                         (713)

Net unrealized gain (loss) on investments  3,460                       14,024

Net realized and unrealized gain (loss)
 on investments                           10,345                       13,311

Net Increase (Decrease) in Net Assets
from Investment Operations            $  116,716                   $  318,046


The accompanying notes are an integral part of these financial statements

                                          Putnam Variable      Putnam Variable
                                            Trust Growth         Trust Growth
                                            and Income            and Income
                                            Qualified*          Non-Qualified*

Investment Income:
Dividends                                 $   587,913               $ 331,877

Expenses:
Mortality risk and expense fees
 guarantees (Notes 1 and 3)                   204,353                 109,533

Investment income - net                       383,560                 222,344

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital gain
 distributions                              1,320,449                 745,395

Net realized gain (loss) on investments:
Proceeds from sale of shares                3,560,463               2,247,590
Cost of shares sold                         2,507,014               1,713,440

Net realized gain (loss)
 on investments                             1,053,449                 534,150

Net unrealized gain (loss)
 on investments                            (1,739,392)               (937,144)

Net realized and unrealized gain (loss)
 on investments                               634,506                 342,401

Net Increase (Decrease) in Net Assets
 from Investment Operations               $ 1,018,066              $  564,745


The accompanying notes are an integral part of these financial statements



                                              Putnam                   Putnam
                                          Variable Trust         Variable Trust
                                              Voyager                  Voyager
                                             Qualified *         Non-Qualified *

Investment Income:
Dividends                                 $   122,521               $  119,470

Expenses:
Mortality risk and expense fees
 guarantees (Notes 1 and 3)                    48,127                   48,115

Investment income - net                        74,394                   71,355

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain
 distributions                                410,827                  400,597

Net realized gain (loss) on investments:
Proceeds from sale of shares                  380,777                  219,013
Cost of shares sold                           155,526                   88,114

Net realized gain (loss) on
 investments                                  225,251                  130,899

Net unrealized gain (loss) on
 investments                               (1,400,128)              (1,313,360)

Net realized and unrealized gain (loss)
 on investments                              (764,050)                (781,864)

Net Increase (Decrease) in Net Assets
 from Investment Operations               $  (689,656)              $ (710,509)

The accompanying notes are an integral part of these financial statements *Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                          Year Ended December 31, 2000
                                   (Audited)


                                                   Putnam             Putnam
                                              Variable Trust     Variable Trust
                                                   Money               Money
                                                  Market              Market
                                                Qualified         Non-Qualified

Investment Operations:
Investment income-net                          $    54,131       $      91,428
Realized capital gain distributions                      0                   0
Net realized gain (loss) on investments                  0                   0
Net unrealized gain (loss) on investments                0                   0
Net increase (decrease) in net assets from
 investment operations                              54,131              91,428

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                              72,676             101,992
Net contract surrenders and transfers
    out (Note 3)                                  (149,268)           (377,201)
Benefit payment to annuitants                       (8,012)            (49,940)
Net increase (decrease) from accumulation
 unit transactions                                 (84,604)           (325,149)
Net Increase (Decrease) in Net Assets              (30,473)           (233,721)
Net Assets:
Net assets at December 31                        1,172,768           2,066,171
Net assets at December 31, 2000                $ 1,142,295      $    1,832,450
Year Ended December 31, 1999


                                                  Putnam             Putnam
                                              Variable Trust     Variable Trust
                                                   Money              Money
                                                 Market               Market
                                                Qualified         Non-Qualified

Investment Operations:
Investment income-net                          $     42,903      $      75,418
Realized capital gain distributions                       0                  0
Net realized gain (loss) on investments                   0                  0
Net unrealized gain (loss) on
 investments                                              0                  0
Net increase (decrease) in net assets from
 investment operations                               42,903             75,418
Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                3,522                134
Net contract surrenders and transfers
 out (Note 3)                                      (190,069)          (109,670)
Benefit payment to annuitants                        (9,154)           (48,256)
Net increase (decrease) from accumulation
 unit transactions                                 (195,701)          (157,792)
Net Increase (Decrease) in Net Assets              (152,798)           (82,374)
Net Assets:
Net assets at December 31, 1998                   1,325,566          2,148,545
Net assets at December 31, 1999                $  1,172,768      $   2,066,171

The accompanying notes are an integral part of these financial statements

                                           Putnam Variable     Putnam Variable
                                             Trust Income        Trust Income
                                           Fund ( formerly     Fund ( formerly
                                            U.S. Gov. and       U.S. Gov. and
                                          High Quality Bond)  High Quality Bond)
                                              Qualified          Non-Qualified

Investment Operations:
Investment income-net                          $    106,371      $     304,735
Realized capital gain distributions                       0                  0
Net realized gain (loss) on investments               6,885               (713)
Net unrealized gain (loss) on
 investments                                          3,460             14,024
Net increase (decrease) in net assets from
 investment operations                              116,716            318,046


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                2,441                472
Net contract surrenders and transfers
 out (Note 3)                                      (383,691)          (809,957)
Benefit payment to annuitants                       (27,573)           (83,330)
Net increase (decrease) from accumulation
 unit transactions                                 (408,823)          (892,815)
Net Increase (Decrease) in Net Assets              (292,107)          (574,769)
Net Assets:
Net assets at December 31, 1999                   1,949,894          5,516,851
Net assets at December 31, 2000                $  1,657,787      $   4,942,082

Year Ended December 31, 1999


                                            Putnam Variable     Putnam Variable
                                          Trust Income Fund    Trust Income Fund
                                             (formerly U.S.       (formerly U.S.
                                               Gov. and              Gov. and
                                           High Quality Bond   High Quality Bond
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                          $    143,009      $     313,121
Realized capital gain distributions                  15,104             33,714
Net realized gain (loss) on investments              41,093             56,341
Net unrealized gain (loss) on
 investments                                       (282,576)          (596,956)
Net increase (decrease) in net assets from
 investment operations                              (83,370)          (193,780)

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                2,647                532
Net contract surrenders and transfers
 out (Note 3)                                      (764,398)          (608,753)
Benefit payment to annuitants                       (18,177)           (94,181)
Net increase (decrease) from accumulation
 unit transactions                                 (779,928)          (702,402)
Net Increase (Decrease) in Net Assets              (863,298)          (896,182)
Net Assets:
Net assets at December 31, 1998                   2,813,192          6,413,033
Net assets at December 31, 1999                $  1,949,894      $   5,516,851

The accompanying notes are an integral part of these financial statements
* Includes shares owned by Investors Life

                                            Putnam Variable     Putnam Variable
                                             Trust Growth         Trust Growth
                                              and Income           and Income
                                              Qualified *       Non-Qualified *
Investment Operations:
Investment income-net                          $    383,560      $    222,344
Realized capital gain distributions               1,320,449           745,395
Net realized gain (loss) on investments           1,053,449           534,150
Net unrealized gain (loss) on
 investments                                     (1,739,392)         (937,144)
Net increase (decrease) in net assets from
 investment operations                            1,018,066           564,745
Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                               64,589           334,816
Net contract surrenders and transfers
 out (Note 3)                                    (3,021,288)       (2,144,341)
Benefit payment to annuitants                      (100,898)          (79,072)
Net increase (decrease) from accumulation
 unit transactions                               (3,057,597)       (1,888,597)
Net Increase (Decrease) in Net Assets            (2,039,531)       (1,323,852)

Net Assets:
Net assets at December 31, 1999                  19,104,757        10,397,564
Net assets at December 31, 2000                $ 17,065,226     $   9,073,712

* Includes shares owned by Investors Life
Year Ended December 31, 1999



                                               Putnam Variable   Putnam Variable
                                                 Trust Growth     Trust Growth
                                                  and Income       and Income
                                                  Qualified*     Non-Qualified*

Investment Operations:
Investment income-net                          $    276,460      $     145,248
Realized capital gain distributions               1,232,297            654,519
Net realized gain (loss) on investments           1,348,223            563,438
Net unrealized gain (loss) on
 investments                                     (2,650,900)        (1,270,668)
Net increase (decrease) in net assets from
 investment operations                              206,080             92,537

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                              225,501                760
Net contract surrenders and transfers
 out (Note 3)                                    (2,884,977)        (1,158,315)
Benefit payment to annuitants                      (103,795)          (132,264)
Net increase (decrease) from accumulation
 unit transactions                               (2,763,271)        (1,289,819)
Net Increase (Decrease) in Net Assets            (2,557,191)        (1,197,282)

Net Assets:
Net assets at December 31, 1998                  21,661,948         11,594,846
Net assets at December 31, 1999                $ 19,104,757      $  10,397,564


The accompanying notes are an integral part of these financial statements
* Includes shares owned by Investors Life

                                                  Putnam             Putnam
                                              Variable Trust      Variable Trust
                                                 Voyager             Voyager
                                                Qualified *      Non-Qualified *

Investment Operations:
Investment income-net                           $   74,394           $  71,355
Realized capital gain distributions                 410,827            400,597
Net realized gain (loss) on investments             225,251            130,899
Net unrealized gain (loss) on
 investments                                     (1,400,128)        (1,313,360)
Net increase (decrease) in net assets from
 investment operations                             (689,656)          (710,509)

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                               78,504            220,448
Net contract surrenders and transfers
 out (Note 3)                                      (341,617)          (152,037)
Benefit payment to annuitants                       (12,109)            (4,813)
Net increase (decrease) from accumulation
 unit transactions                                 (275,222)            63,598
Net Increase (Decrease) in Net Assets               964,878           (646,911)

Net Assets:
Net assets at December 31, 1999                   4,186,531          4,058,080
Net assets at December 31, 2000                 $ 3,221,653         $3,411,169


* Includes shares owned by Investors Life
Year Ended December 31, 1999



                                                 Putnam              Putnam
                                             Variable Trust       Variable Trust
                                                Voyager              Voyager
                                               Qualified *       Non-Qualified *

Investment Operations:
Investment income-net                           $   (33,004)        $  (32,206)
Realized capital gain distributions                 243,942            233,561
Net realized gain (loss) on investments              95,883             36,343
Net unrealized gain (loss) on
 investments                                      1,199,690          1,224,694
Net increase (decrease) in net assets from
 investment operations                            1,506,511          1,462,392

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                              112,768             31,423
Net contract surrenders and transfers
 out (Note 3)                                      (162,479)           (37,677)
Benefit payment to annuitants                        (9,464)                 0
Net increase (decrease) from accumulation
 unit transactions                                  (59,175)            (6,254)
Net Increase (Decrease) in Net Assets             1,447,336          1,456,138

Net Assets:
Net assets at December 31, 1998                   2,739,195          2,601,942
Net assets at December 31, 1999                 $ 4,186,531         $ 4,058,080

The accompanying notes are an integral part of these financial statements
* Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2000





Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the
Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts. Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund), Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3), and the administrative charge deductions. Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


Note 2. Significant Accounting Policies
Following is a summary of the  significant  accounting  policies of the Separate
Account:

(a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 2000; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the period ended December 31, 2000 were $85,402. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the year ended December 31, 2000, the total of all transfers was $790,135. Contract surrender benefits amounted to $7,379,401. Annuity benefits amounted to $365,747. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.


Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions:

Year Ending December 31,
2000
The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year and units outstanding at December 31, 2000 were as follows:

                                                   Putnam             Putnam
                                                Variable Trust    Variable Trust
                                                   Money               Money
                                                   Market              Market
                                                 Qualified         Non-Qualified

Units outstanding at December 31, 1999             506,682            99,105

Units purchased and transfers in                    30,561            43,162

Benefits, surrenders and transfers out             (66,282)         (181,310)

Units outstanding at December 31, 2000             470,961           760,957

* Includes shares owned by Investors Life



                                             Putnam Variable    P utnam Variable
                                               Trust Income       Trust Income
                                              Fund (formerly     Fund (formerly
                                              U.S. Gov. and      U.S. Gov. and
                                           High Quality Bond) High Quality Bond)
                                               Qualified          Non-Qualified

Units outstanding at December 31, 1999             552,995         1,582,528

Units purchased and transfers in                       681               135

Benefits, surrenders and transfers out            (113,189)         (254,433)

Units outstanding at December 31, 2000             440,487         1,328,230

* Includes shares owned by Investors Life



                                              Putnam Variable    Putnam Variable
                                              Trust Growth         Trust Growth
                                               and Income           and Income
                                               Qualified*         Non-Qualified*


Units outstanding at December 31, 1999           2,193,483         1,390,750

Units purchased and transfers in                    10,758            43,959

Benefits, surrenders and transfers out            (370,300)         (298,581)

Units outstanding at December 31, 2000           1,833,941         1,136,128

* Includes shares owned by Investors Life



                                                   Putnam             Putnam
                                                Variable Trust   Variable Trust
                                                   Voyager            Voyager
                                                  Qualified *    Non-Qualified *


Units outstanding at December 31, 1999             698,305           677,689

Units purchased and transfers in                    14,082            38,594

Benefits, surrenders and transfers out             (62,288)          (27,124)

Units outstanding at December 31, 2000             650,099           689,159

* Includes shares owned by Investors Life

The accumulation units for eight of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2000, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                    Accumulation    Aggregate
                                                       Units         Value

Putnam Variable Trust Money Market,
 Qualified                                             36,454      $    88,418
Putnam Variable Trust Money Market,
 Non-Qualified                                        199,120      $   479,498
Putnam Variable Trust Growth and
 Income II, Qualified                                 115,248      $ 1,072,408
Putnam Variable Trust Growth and
 Income II, Non-Qualified                              79,727      $   636,742
Putnam Variable Trust Income Fund,
 Qualified                                             67,332      $   253,406
Putnam Variable Trust Income Fund,
 Non-Qualified                                        193,937      $   721,602
Putnam Variable Trust Voyager,
 Qualified                                             26,124      $   129,461
Putnam Variable Trust Voyager,
 Non-Qualified                                          1,493      $     7,390


                                                    Monthly         Annuity
                                                   Annuity Units   Unit Value


Putnam Variable Trust Money Market,
 Qualified                                                825       $0.7888980
Putnam Variable Trust Money Market,
 Non-qualified                                          6,730       $0.7892731
Putnam Variable Trust Growth and
 Income II, Qualified                                   5,281       $1.8684781
Putnam Variable Trust Growth and
 Income II, Non-Qualified                               3,954       $2.0058519
Putnam Variable Trust Income Fund,
 Qualified                                              1,517       $1.3090399
Putnam Variable Trust Income Fund,
 Non-Qualified                                          8,182       $1.3070336
Putnam Variable Trust Voyager,
 Qualified                                                462       $1.2401446
Putnam Variable Trust Voyager,
 Non-Qualified                                            134       $0.7692792